Vessels, Net (Details Narrative) $ in Thousands	3 Months Ended		4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 25, 2019 USD ($)	Mar. 29, 2018 USD ($)	May 10, 2019 USD ($)	Oct. 08, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 18, 2013
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment					$ 41,023	$ 65,225	$ (0)
Navios Europe I [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired								10
Ballast Water Treatment System And Exhaust Gas Cleaning System [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment					$ 4,756	$ 18,207
Two LR1 and Three MR1 Product Tankers [Member] | Navios Europe I [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired						5
Payments to Acquire Businesses, Gross						$ 84,430
Amount of loan used to finance purchase of vessel						32,500
Accounts Receivable, Sale						33,210
C. Dream [Member]
Property, Plant and Equipment [Line Items]
Vessel type	2000-built VLCC
Vessel capacity in DWT	298,570
Sale price	$ 21,750
Gain (Loss) on Disposition of Property Plant Equipment	$ 651
Shinyo Ocean [Member]
Property, Plant and Equipment [Line Items]
Vessel type			2001-built VLCC
Vessel capacity in DWT			281,395
Sale price			$ 12,525
Gain (Loss) on Disposition of Property Plant Equipment			$ 2,594
Nave Electron [Member]
Property, Plant and Equipment [Line Items]
Vessel type				2002-built VLCC
Vessel capacity in DWT				305,178
Sale price				$ 25,250
Impairment loss on sale of vessel						$ 7,287
Nave Galactic [Member]
Property, Plant and Equipment [Line Items]
Vessel type		2009-built VLCC
Vessel capacity in DWT		297,168
Sale price		$ 44,500
Gain (Loss) on Disposition of Property Plant Equipment		25
Write-off of unamortized dry-docking		465
Write-off of working capital		376
Costs payable relating to sale of vessel		$ 200